Income and Social Contribution Taxes - Summary of Recovery of Deferred Tax Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 688,181	R$ 1,588,001